BLANKINSHIP VALUE FUND

A Series of Blankinship Funds, Inc.

January 21, 2004

VIA EDGAR ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re: Blankinship Funds, Inc. (File Nos. 333-106627 and 811-21387)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify on behalf of Blankinship Funds, Inc. (the “Company”), that the forms of Prospectus and Statement of Additional Information for the Company’s single investment series, Blankinship Value Fund, that would have been filed under Rule 497(c), do not differ from those contained in Pre-Effective Amendment No. 3, which was filed electronically on January 13th and disseminated on January 14th, 2004.

Please do not hesitate to contact the undersigned at (703) 356-6121 if you have any questions regarding this certification.

Sincerely,

/s/ Rex Blankinship

Rex Blankinship, Ph.D., CPA

President

1210 South Huntress Court   •   McLean, VA 22102   •   703 356 6121  •   800 240 9631  •   Fax: 703 356 6121